Consolidated Statement of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred stock	Preference stock	Common stock	Additional Paid-in Capital	Retained earnings	Accumulated other comprehensive loss	Treasury stock
Balance at at Dec. 30, 2010	$ (96,581)	$ 4	$ 752	$ 323,338	$ 250,928	$ 4,282,316	$ (473,806)	$ (4,480,113)
Retained earnings adjustment (see Note 8)	16,773	0	0	0	0		0	0
Balance at at Dec. 31, 2010	(79,808)		752		250,928	4,299,089	(473,806)	(4,480,113)
Net income - Pitney Bowes Inc.	617,480					617,480
Other comprehensive loss	(187,839)						(187,839)
Cash dividends
Common ($1.46 per share)	(299,521)					(299,521)
Preference	(58)					(58)
Issuances of common stock	8,582				(27,283)			35,865
Conversions to common stock	0		(93)		2,009			(2,102)
Stock-based compensation	18,948				18,948
Repurchase of common stock	(99,997)							(99,997)
Balance at at Dec. 31, 2011	(22,213)	4	659	323,338	240,584	4,616,990	(661,645)	(4,542,143)
Net income - Pitney Bowes Inc.	445,163					445,163
Other comprehensive loss	(19,568)						(19,568)
Cash dividends
Common ($1.46 per share)	(300,527)					(300,527)
Preference	(51)					(51)
Issuances of common stock	6,373				(34,727)			41,100
Conversions to common stock	0		(11)		237			(248)
Stock-based compensation	18,227				18,227
Repurchase of common stock	0
Balance at at Dec. 31, 2012	127,404	4	648	323,338	223,847	4,761,575	(681,213)	(4,500,795)
Net income - Pitney Bowes Inc.	142,835					142,835
Other comprehensive loss	106,657						106,657
Cash dividends
Common ($1.46 per share)	(188,800)					(188,800)
Preference	(46)					(46)
Issuances of common stock	2,205				(40,569)			42,774
Conversions to common stock	0		(57)		1,222			(1,279)
Stock-based compensation	14,921				14,921
Repurchase of common stock	0
Balance at at Dec. 31, 2013	$ 205,176	$ 4	$ 591	$ 323,338	$ 196,977	$ 4,715,564	$ (574,556)	$ (4,456,742)